March 11, 1998


Document Control: Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D. C. 20549

							Re: 	The Royce Fund
								File No. 2-80348

Gentlemen:

	This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is certification that the prospectus and statement of additional information with respect to The REvest Growth & Income series of The Royce Fund does not differ from that which was filed electronically in the most recent post-effective amendment.


								Sincerely,


								/s/ John E. Denneen


								John E. Denneen
								Secretary